Capital Stock - Summary of Warrants Outstanding (Details) (10Q)			3 Months Ended	12 Months Ended
	Sep. 03, 2014 USD ($)	Sep. 03, 2014 CAD	Jun. 30, 2016 CAD shares	Mar. 31, 2016 CAD shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares
Number of warrants			625,000	625,000
Warrants [Member]
Number of warrants			359,700	709,583
Exercisable warrants			34,700	384,583
Weighted average exercise price | CAD / shares						CAD 0.20		CAD 1.06
Grant date fair value equity | CAD			CAD 16,110	CAD 190,198
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD		CAD 1,937,550	CAD 5,741	CAD 247,479
USD [Member] | Warrants [Member]
Fair Value at June 30, 2016 of Vested Warrants - Liability | $	$ 1,500,000
June 6, 2017 [Member]
Number of warrants			22,500	22,500
Exercisable warrants			22,500	22,500
Weighted average exercise price | CAD / shares						1.12		1.12
Grant date fair value equity | CAD			CAD 16,110	CAD 16,110
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD
April 1, 2017 [Member]
Number of warrants			325,000	369,500
Exercisable warrants				44,500
Weighted average exercise price | CAD / shares						(0.052)		(0.052)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD				CAD 26,744
April 1, 2017 [Member] | USD [Member]
Weighted average exercise price | $ / shares					$ 0.04		$ 0.04
October 22, 2016 [Member]
Number of warrants			3,350	3,350
Exercisable warrants			3,350	3,350
Weighted average exercise price | CAD / shares						(1.94)		(1.95)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD			CAD 1,997	CAD 60
October 22, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares					1.50		1.50
November 30, 2016 [Member]
Number of warrants			8,850	8,850
Exercisable warrants			8,850	8,850
Weighted average exercise price | CAD / shares						CAD (2.58)		CAD (2.59)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD			CAD 3,744	CAD 675
November 30, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares					$ 2.00		$ 2.00